Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill by operating segment
The changes in the carrying amount of goodwill by operating segment during the year ended December 31, 2012 were as follows:

	Consumer Services Segment	Business Services Segment	Total
	(in thousands)
Balance as of December 31, 2011
Goodwill	$88,920	$377,193	$466,113
Accumulated impairment loss	—	(87,878)	(87,878)
	88,920	289,315	378,235

Goodwill adjustments	—	1,180	1,180

Balance as of December 31, 2012
Goodwill	88,920	378,373	467,293
Accumulated impairment loss	—	(87,878)	(87,878)
	$88,920	$290,495	$379,415

Schedule of gross carrying value and accumulated amortization by major intangible asset
The following table presents the components of the Company’s acquired identifiable intangible assets included in the accompanying Consolidated Balance Sheets as of December 31, 2011 and 2012:

	As of December 31, 2011			As of December 31, 2012
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(in thousands)
Customer relationships	$371,835	$(111,632)	$260,203	$361,961	$(160,513)	$201,448
Developed technology and software	24,311	(6,279)	18,032	24,311	(14,801)	9,510
Trade names	9,121	(3,507)	5,614	9,121	(6,345)	2,776
Other	1,800	(288)	1,512	1,800	(849)	951
	$407,067	$(121,706)	$285,361	$397,193	$(182,508)	$214,685

Schedule of amortization of intangible assets included in depreciation and amortization
Amortization of intangible assets, which is included in depreciation and amortization in the Consolidated Statements of Comprehensive Income, for the years ended December 31, 2010, 2011 and 2012 was as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Amortization expense	$5,745	$59,219	$70,676